STOCK-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock option compensation expense for employees and non-employees
Total stock-based compensation expense	$ 1,177,683	$ 992,757	$ 1,254,503
Stock options
Stock option compensation expense for employees and non-employees
Total stock-based compensation expense	1,177,683	992,757	1,254,503
Stock options | Research and development
Stock option compensation expense for employees and non-employees
Total stock-based compensation expense	423,925	325,208	361,773
Stock options | General and administrative
Stock option compensation expense for employees and non-employees
Total stock-based compensation expense	$ 753,758	$ 667,549	$ 892,730